Financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Disclosure of redeemable preference share with determinable redemption date [Table Text Block]
	December 31, 2023		December 31, 2022
	Number of shares	$	$
Balance, beginning of year	132,400,000	66,809	72,426
Fair value adjustment for the year	‐	3,356	(5,617)
Redemption of preferred shares during the year	‐	‐	‐
Balance, end of year	132,400,000	70,165	66,809